Property and Equipment - Schedule of Property and Equipment (Detail) - USD ($) $ in Thousands	Jul. 31, 2021	Jan. 31, 2021	Jan. 31, 2020
Property, Plant and Equipment [Line Items]
Cost of property and equipment	$ 18,969	$ 20,564	$ 22,470
Less accumulated depreciation	(14,529)	(15,813)	(17,051)
Total property and equipment, net	4,440	4,751	5,419
Marine seismic service equipment
Property, Plant and Equipment [Line Items]
Cost of property and equipment		5,969	8,341
Land and buildings
Property, Plant and Equipment [Line Items]
Cost of property and equipment	4,422	4,354	4,274
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Cost of property and equipment	9,899	9,750	9,364
Autos and trucks
Property, Plant and Equipment [Line Items]
Cost of property and equipment	$ 491	$ 491	$ 491